FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS (Details 3)	0 Months Ended	6 Months Ended
	Jan. 02, 2013	Jun. 30, 2013
2011 Warrants
Assumption used to estimate the fair value of warrant liability by utilizing the Black-Scholes option-pricing model
Risk-free interest rate (as a percent)	1.20%	1.20%
Volatility (as a percent)	107.50%	126.40%
Dividend yield (as a percent)	0.00%	0.00%
Expected life	3 years 3 months 18 days	2 years 9 months 18 days
2012 Warrants
Assumption used to estimate the fair value of warrant liability by utilizing the Black-Scholes option-pricing model
Risk-free interest rate (as a percent)	1.40%	1.40%
Volatility (as a percent)	116.30%	116.60%
Dividend yield (as a percent)	0.00%	0.00%
Expected life	4 years 10 months 24 days	4 years 4 months 24 days